Document and Entity Information	May 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 09, 2022
Entity Registrant Name	NICHOLAS FINANCIAL, INC.
Entity Central Index Key	0001000045
Entity File Number	0-26680
Entity Tax Identification Number	59-2506879
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	2454 McMullen Booth Road
Entity Address, Address Line Two	Building C
Entity Address, City or Town	Clearwater,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33759
City Area Code	727
Local Phone Number	726-0763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	NICK
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K filed by Nicholas Financial, Inc. (the “Company”) amends and supplements the Current Report on Form 8-K filed by the Company on May 10, 2022 to report on prior compensation earned by the Company’s interim Chief Executive Officer, Michael Rost, in compliance with Item 5.02(c)(2) of Form 8-K and Item 404(a) of Regulation S-K.